INCOME TAXES [Need to be updated by Tax Dept. at Malone Bailey] (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal corporate income tax rate	35.00%	21.00%
Operating Loss Carryforwards		$ 17,105,445